DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid taxes	$ 6,279	$ 13,244	$ 1,130
Advances to suppliers		1,723	2,442
Deposits	789	868	355
Other	1,468	2,925	692
Total prepaid expenses	$ 8,536	$ 17,037	$ 4,619